General information and significant accounting policies - Narrative (Details)		12 Months Ended
	Jan. 18, 2019 shares	Dec. 31, 2018 USD ($) class vessel $ / shares shares	Dec. 31, 2017 USD ($) tanker $ / shares	Mar. 15, 2019 shares	Feb. 28, 2019 $ / shares	Jan. 17, 2019 shares	Jan. 01, 2019 USD ($)	Nov. 30, 2018 tanker	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 vessel	Dec. 31, 2017 tanker	Sep. 30, 2017 shares vessel	Sep. 01, 2017 shares vessel	Jun. 30, 2017 vessel	Jun. 14, 2017 USD ($) vessel tanker	May 31, 2017 shares vessel	May 30, 2017 shares	Jun. 30, 2014 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels operating in the spot market | tanker			2
Accumulated deficit | $		$ (348,307,000)											$ (158,240,000)
Number of vessel classes | class		4
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated deficit | $											$ (3,888)
Convertible Notes due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate principal amount notes issued | $									$ 15,000,000	$ 188,500,000												$ 360,000,000.0
Borrowings outstanding before debt exchange | $									348,500,000
Borrowings interest rate																						2.375%
Convertible Notes due 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate principal amount notes issued | $									$ 15,000,000	$ 188,500,000
Borrowings interest rate		3.00%
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		109						77						107
Average scrap market rates period		4 years
Average time charter rate period used to establish growth rate		3 years
Growth rate in freight rates		2.47%
Discount rate used		8.29%
Number of vessels with fair value more than carrying value		34												8
Number of vessels with fair value less than carrying value		75												99
Impairment loss recognised in profit or loss | $		$ 0	$ 0
Estimated useful lives		25 years
Vessels [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance		60 months
Vessels [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance		30 months
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels														2	2
Impairment loss recognised in profit or loss | $			$ 0
Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		109
Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		11
Handymax [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		14
Handymax [Member] | Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		7
MR [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels														2
MR [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		45
MR [Member] | Time or bareboat chartered-in product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		4
LR1 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		12
LR2 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		38
Common stock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares outstanding (in shares) | shares		51,397,562										32,650,755
Common stock, shares issued (in shares) | shares		51,397,562										32,650,755
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
NPTI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Common stock, shares issued (in shares) | shares																5,500,000
NPTI [Member] | LR1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																12				12
NPTI [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | tanker																			4
NPTI [Member] | LR2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																15				15
NPTI [Member] | Common stock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of instruments or interests issued or issuable | shares																5,500,000	5,499,999			5,500,000
Common stock, shares issued (in shares) | shares																					5,000,000
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash transferred | $																			$ 42,200,000
NPTI Vessel Acquisition [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																		4	4
NPTI September Closing [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																	23
NPTI September Closing [Member] | LR1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																	8
NPTI September Closing [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																	8
NPTI September Closing [Member] | LR2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																	15
NPTI September Closing [Member] | LR2 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired																	15
NPTI September Closing [Member] | Common stock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of instruments or interests issued or issuable | shares																	5,499,999
Application of New Accounting Standard [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated deficit | $							$ (2,200,000)
Right-of-use assets | $							48,700,000
Lease liabilities | $							$ 50,900,000
Major ordinary share transactions [Member] | Common stock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reverse stock split of common shares	0.10
Number of shares outstanding (in shares) | shares	51,397,470			51,396,970		513,975,324
Common stock, par value (in dollars per share) | $ / shares					$ 0.01